Borrowings (Tables)	6 Months Ended
Dec. 31, 2020
Borrowings
Schedule of borrowings

	31 December	30 June	31 December
	2020	2020	2019
	£’000	£’000	£’000
Senior secured notes	308,388	340,417	318,738
Secured term loan facility	162,638	179,593	168,114
Revolving credit facilities	60,000	—	—
Accrued interest on senior secured notes and revolving credit facilities	5,114	5,605	5,288
	536,140	525,615	492,140
Less: non-current portion
Senior secured notes	308,388	340,417	318,738
Secured term loan facility	162,638	179,593	168,114
Non-current borrowings	471,026	520,010	486,852
Current borrowings	65,114	5,605	5,288